BUSINESS COMBINATION - Suzhou Zhongse Metal Materials Technology (Details) - CNY (¥) ¥ in Thousands		1 Months Ended
	Jun. 01, 2019	Jun. 30, 2019	Dec. 31, 2020	Apr. 29, 2019	Dec. 31, 2018	Aug. 30, 2018
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						¥ 3,000
Assets
Intangible assets			¥ 0
Liabilities
Total purchase consideration						¥ 3,000
Suzhou Zhongse Metal Materials Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	¥ 237	¥ 237
Proportion of voting rights held in subsidiary	100.00%	100.00%
Assets
Property, plant and equipment	¥ 55,746				¥ 55,747
Intangible assets					26,574
Right-of-use assets	26,318
Other current assets	2,229				2,561
Deferred tax assets	143				86
Trade and notes receivables	2,758				3,485
Cash and cash equivalents	136				183
Liabilities
Deferred tax liabilities					111
Interest bearing loans and borrowings	51,908				51,908
Other payables and accrued expenses	33,404				34,536
Trade and notes payables	1,564				1,664
Net assets	454				¥ 417
Net assets acquired	454
Difference recognized in equity	(217)
Total purchase consideration	¥ 237	¥ 237
Suzhou Zhongse Metal Materials Technology Co., Ltd | Zhongse Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				70.00%
Suzhou Zhongse Metal Materials Technology Co., Ltd | Suzhou Research Institute of Non-ferrous Metals Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				30.00%